Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents

	As at December 31,
in USD ‘000	2017	2016
Bank deposits	110,841	23,292
Interest bearing deposits	—	2,216
Total cash and cash equivalents as at December 31	110,841	25,508

Split by currency:

	2017	2016
CHF	6%	68%
USD	93%	20%
EUR	1%	10%
GBP	—	2%